Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value			$ 0.0001
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	53,000,000
Common stock, shares issued	18,766,903	4,449,603	185,550
Common stock, shares outstanding	18,766,903	4,449,603	185,550
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	100,000,000
Preferred stock, shares outstanding		0	69,421,047
Preferred stock, shares issued		0	69,421,047
Preferred stock, liquidation preference			$ 41,652,628